Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Issued Capital And Share Premium [1]	Other equity instruments [2]	Retained earnings		Available- for-sale fair value reserve [6]	Cash flow hedging reserve [6]	Foreign exchange reserve [6]	Merger reserve	[6],[7]	Total shareholders’ equity	Noncontrolling interests	HSBC Holdings	HSBC Holdings Called up share capital	HSBC Holdings Share premium	HSBC Holdings Other equity instruments	HSBC Holdings Retained earnings		HSBC Holdings Available- for-sale fair value reserve	HSBC Holdings Other paid-in capital [9]	HSBC Holdings Merger reserve
Equity beginning of period at Dec. 31, 2014		$ 199,978	$ 21,527	$ 11,532	$ 137,144	[3],[4],[5]	$ 2,143	$ 58	$ (9,265)	$ 27,308		$ 190,447	$ 9,531	$ 105,445	$ 9,609	$ 11,918	$ 11,476	$ 34,986	[8]	$ 240	$ 2,089	$ 35,127
– profit for the year		15,096			13,522	[3],[4],[5]						13,522	1,574	4,853				4,853	[8]
Other comprehensive income		(13,949)			73	[3],[4],[5]	(2,332)	(24)	(10,779)			(13,062)	(887)	(57)						(57)
– available-for-sale investments		(3,072)					(2,332)					(2,332)	(740)	(57)						(57)
– cash flow hedges		(24)						(24)				(24)	0
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk		0												0
– remeasurement of defined benefit asset/liability		101			82	[3],[4],[5]						82	19
– share of other comprehensive income of associates and joint ventures		(9)			(9)	[3],[4],[5]						(9)	0
– foreign exchange reclassified to income statement on disposal of a foreign operation		0
– exchange differences		(10,945)							(10,779)			(10,779)	(166)
Total comprehensive income		1,147			13,595	[3],[4],[5]	(2,332)	(24)	(10,779)			460	687	4,796				4,853	[8]	(57)
Shares issued under employee remuneration and share plans		147	736		(589)	[3],[4],[5]						147		677	45	691		(59)	[8]
Shares issued in lieu of dividends and amounts arising thereon		3,162			3,162	[3],[4],[5]						3,162		3,162	188	(188)		3,162	[8]
Capital securities issued		3,580		3,580								3,580		3,544			3,544
Dividends to shareholders		(11,357)			(10,660)	[3],[4],[5]						(10,660)	(697)	(10,660)				(10,660)	[8]
Cost of share-based payment arrangements		757			757	[3],[4],[5]						757		86				86	[8]
Other movements		104			567	[3],[4],[5]						567	(463)	364				(144)	[8]		508
Equity end of period at Dec. 31, 2015		197,518	22,263	15,112	143,976	[3],[4],[5]	(189)	34	(20,044)	27,308		188,460	9,058	107,414	9,842	12,421	15,020	32,224	[8]	183	2,597	35,127
– profit for the year		3,446			2,479	[3],[4],[5]						2,479	967	6,595				6,595	[8]
Other comprehensive income		(8,398)			59	[3],[4],[5]	(271)	(61)	(7,994)			(8,267)	(131)	(968)				(896)		(72)
– available-for-sale investments		(299)					(271)					(271)	(28)	(72)						(72)
– cash flow hedges		(68)						(61)				(61)	(7)
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk		0												(896)				(896)	[8]
– remeasurement of defined benefit asset/liability		7			5	[3],[4],[5]						5	2
– share of other comprehensive income of associates and joint ventures		54			54	[3],[4],[5]						54
– foreign exchange reclassified to income statement on disposal of a foreign operation		1,894							1,894			1,894
– exchange differences		(9,986)							(9,888)			(9,888)	(98)
Total comprehensive income		(4,952)			2,538	[3],[4],[5]	(271)	(61)	(7,994)			(5,788)	836	5,627				5,699	[8]	(72)
Shares issued under employee remuneration and share plans		27	452		(425)	[3],[4],[5]						27		401	35	417		(51)	[8]
Shares issued in lieu of dividends and amounts arising thereon		3,040			3,040	[3],[4],[5]						3,040		3,040	219	(219)		3,040	[8]
Net increase in treasury shares		(2,510)			(2,510)	[3],[4],[5]						(2,510)		(2,510)				(2,510)	[8]
Capital securities issued		1,998		1,998								1,998		1,984			1,984
Dividends to shareholders		(12,198)			(11,279)	[3],[4],[5]						(11,279)	(919)	(11,279)				(11,279)	[8]
Cost of share-based payment arrangements		534			534	[3],[4],[5]						534		34				34	[8]
Other movements		(879)			921	[3],[4],[5]	(17)					904	(1,783)	147				499	[8]	1	(353)
Equity end of period at Dec. 31, 2016		182,578	22,715	17,110	136,795	[3],[4],[5]	(477)	(27)	(28,038)	27,308		175,386	7,192	104,858	10,096	12,619	17,004	27,656	[8]	112	2,244	35,127
– profit for the year		11,879			10,798	[3],[4],[5]						10,798	1,081	5,539				5,539	[8]
Other comprehensive income		9,383			328	[3],[4],[5]	131	(194)	8,966			9,231	152	(881)				(828)	[8]	(53)
– available-for-sale investments		146					131					131	15	(53)						(53)
– cash flow hedges		(192)						(194)				(194)	2
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk		(2,024)			(2,024)							(2,024)		(828)				(828)	[8]
– remeasurement of defined benefit asset/liability	[10]	2,419			2,395	[3],[4],[5]						2,395	24
– share of other comprehensive income of associates and joint ventures		(43)			(43)	[3],[4],[5]						(43)
– foreign exchange reclassified to income statement on disposal of a foreign operation		0
– exchange differences		9,077							8,966			8,966	111
Total comprehensive income		21,262			11,126	[3],[4],[5]	131	(194)	8,966			20,029	1,233	4,658				4,711	[8]	(53)
Shares issued under employee remuneration and share plans		56	622		(566)	[3],[4],[5]						56		570	38	584		(52)	[8]
Shares issued in lieu of dividends and amounts arising thereon		3,206			3,206	[3],[4],[5]						3,206		3,205	190	(190)		3,205	[8]
Capital securities issued		5,140		5,140								5,140		5,103			5,103
Dividends to shareholders		(12,211)			(11,551)	[3],[4],[5]						(11,551)	(660)	(11,551)				(11,551)	[8]
Cost of share-based payment arrangements		500			500	[3],[4],[5]						500		(2)				(2)	[8]
Cancellation of shares		(3,000)	(3,000)									(3,000)		(3,000)	(164)	(2,836)
Other movements		340			489	[3],[4],[5]	(4)	(1)				484	(144)	(54)				(64)	[8]	0	10
Equity end of period at Dec. 31, 2017		$ 197,871	$ 20,337	$ 22,250	$ 139,999	[3],[4],[5]	$ (350)	$ (222)	$ (19,072)	$ 27,308		$ 190,250	$ 7,621	$ 103,787	$ 10,160	$ 10,177	$ 22,107	$ 23,903	[8]	$ 59	$ 2,254	$ 35,127

[1]	For further details refer to Note 31. In February 2017, HSBC announced a share buy-back of up to $1.0bn. Subsequently, HSBC completed a $1.0bn share buy-back in April 2017. In July 2017, HSBC announced a further share buy-back of up to $2.0bn. Subsequently, HSBC completed a $2.0bn share buy-back in November 2017.
[2]	During 2017, HSBC Holdings issued $3,000m, SGD1,000m and €1,250m of perpetual subordinated contingent convertible capital securities, on which there were $14m of external issuance costs, $37m of intra-group issuance costs and $10m of tax benefits. In 2016, HSBC Holdings issued $2,000m of perpetual subordinated contingent convertible capital securities, after issuance costs of $6m and tax benefits of $4m. In 2015, HSBC Holdings issued $2,450m and €1,000m of perpetual subordinated contingent convertible capital securities, on which there were $12m of external issuance costs, $25m of intra-group issuance costs and $19m of tax. Under IFRSs these issuance costs and tax benefits are classified as equity.
[3]	At 1 January 2017, the cumulative changes in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a loss of $1,672m.
[4]	At 31 December 2017, retained earnings included 360,590,019 treasury shares (2016: 353,356,251; 2015: 81,580,180). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets.
[5]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[6]	At 31 December 2015, our operations in Brazil were classified as held for sale. The cumulative amount of other reserves attributable to these operations were as follows: available-for-sale fair value reserve debit of $176m, cash flow hedging reserve credit of $34m and foreign exchange reserve debit of $2.6bn.
[7]	Statutory share premium relief under Section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC France in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements the fair value differences of $8,290m in respect of HSBC France and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-group reorganisations. During 2009, pursuant to Section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve. The merger reserve includes a deduction of $614m in respect of costs relating to the rights issue, of which $149m was subsequently transferred to the income statement. Of this $149m, $121m was a loss arising from accounting for the agreement with the underwriters as a contingent forward contract. The merger reserve excludes the loss of $344m on a forward foreign exchange contract associated with hedging the proceeds of the rights issue.
[8]	At 31 December 2017, retained earnings included 326,843,840 ($2,542m) of treasury shares (2016: 325,499,152 ($2,499m); 2015: 67,881 ($1m)). The increase principally reflects the share buy-back initiative, with the purchase of 328.2m ordinary shares ($3,000m) all of which were cancelled during the year and used to reduce outstanding ordinary shares. In addition, treasury shares are held to fund employee share plans.
[9]	Other paid-in capital arises from the exercise and lapse of share options granted to employees of HSBC Holdings subsidiaries.
[10]	An actuarial gain of $1,730m has arisen as a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme. Refer to Note 5 for further detail.